Earnings Per Common Share	12 Months Ended
Dec. 31, 2017
Earnings Per Common Share
Earnings Per Common Share

14. EARNINGS PER COMMON SHARE

($ millions)	2017	2016

Net earnings	4 458	445

Dilutive impact of accounting for awards as equity-settled(1)	(1)	(1)

Net earnings – diluted	4 457	444

Net earnings attributable to common shareholders	4 458	434

Dilutive impact of accounting for awards as equity-settled(1)	(1)	(1)

Net earnings – diluted attributable to common shareholders	4 457	433

(millions of common shares)

Weighted average number of common shares	1 661	1 610

Dilutive securities:

Effect of share options	4	2

Weighted average number of diluted common shares	1 665	1 612

(dollars per common share)

Basic and diluted earnings per share	2.68	0.28

Basic and diluted earnings per share attributable to common shareholders	2.68	0.27

(1)

Cash payment alternatives are accounted for as cash-settled plans. As these awards can be exchanged for common shares of the company, they are considered potentially dilutive and are included in the calculation of the company's diluted net earnings per share if they have a dilutive impact in the period. Accounting for these awards as equity-settled was determined to have a dilutive impact for the year ended December 31, 2017 and December 31, 2016.